Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		Argentina—1.2%
1,200	[1]	Mercadolibre, Inc.	$1,965,732
		Australia—1.4%
120,000		Brambles Ltd.	921,245
95,000		DEXUS Property Group	651,619
250,000		Hansen Technologies Ltd.	788,886
		TOTAL	2,361,750
		Austria—1.0%
50,000	[1]	Erste Group Bank AG	1,643,643
		Brazil—4.1%
38,000	[1]	Afya Ltd	851,960
52,500		Localiza Rent A Car SA	543,343
17,500	[1]	PagSeguro Digital Ltd.	1,016,050
16,000	[1]	StoneCo Ltd.	1,372,960
225,000		Totvs SA	1,259,859
50,000	[1,2]	Vasta Platform Ltd.	668,500
15,047	[1]	Vinci Partners Investments Ltd.	235,786
21,000	[1]	XP Inc.	926,940
		TOTAL	6,875,398
		Canada—7.2%
30,000		Allied Properties REIT	904,291
70,000		CAE, Inc.	1,852,585
1,100		Constellation Software, Inc.	1,424,243
31,000		Dollarama, Inc.	1,179,734
40,000	[1]	Fusion Pharmaceuticals Inc.	467,200
33,000		Gildan Activewear, Inc.	1,002,758
9,500	[1]	Kinaxis, Inc.	1,283,986
28,500	[1]	Lightspeed POS, Inc.	1,951,509
17,308	[1]	Nuvei Corp.	900,881
52,000		The North West Company Fund	1,272,010
		TOTAL	12,239,197
		Cayman Islands—0.3%
30,000	[1]	Patria Investments Ltd.	580,500
		China—2.0%
33,334	[1]	Atotech Ltd.	676,347
160,000	[1]	Ming Yuan Cloud Group Holdings Ltd.	909,757
50,000	[1]	Oneconnect Financial Technology Co., Ltd., ADR	911,500
380,000		TravelSky Technology Ltd.	963,179
		TOTAL	3,460,783
		Denmark—2.2%
11,000	[1]	Chr.Hansen Holding	943,231
5,600	[1]	Genmab A/S	1,888,805
18,000		Topdanmark A/S	845,716
		TOTAL	3,677,752
		Finland—1.8%
154,393		Metso Outotec Ojy	1,733,310

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Finland—continued
20,000		Neste Oyj	$1,316,498
		TOTAL	3,049,808
		France—7.6%
30,000	[1]	Accor SA	1,250,434
23,400	[1]	Alstom SA	1,164,085
18,000	[1]	Amundi SA	1,367,876
14,000		Capgemini SE	2,242,118
17,000		Edenred	941,084
36,000	[1]	JC Decaux SA	849,664
25,000		Rubis SCA	1,144,715
57,000		STMicroelectronics N.V.	2,194,608
5,000		Teleperformance	1,767,862
		TOTAL	12,922,446
		Germany—4.2%
15,000	[1]	CTS Eventim AG	1,017,627
13,500	[1]	Delivery Hero SE	1,721,654
15,000		HeidelbergCement AG	1,184,035
19,604		Rheinmetall AG	1,952,913
11,000		Symrise AG	1,280,193
		TOTAL	7,156,422
		Hong Kong—1.9%
60,000		Melco Resorts & Entertainment, ADR	1,299,600
125,000		Techtronic Industries Co.	1,904,588
		TOTAL	3,204,188
		Ireland—2.0%
8,200	[1]	ICON PLC	1,481,576
38,922		Smurfit Kappa Group PLC	1,838,554
		TOTAL	3,320,130
		Israel—1.2%
5,000	[1]	NICE Ltd., ADR	1,147,700
66,000	[1]	Tufin Software Technologies Ltd.	811,800
		TOTAL	1,959,500
		Italy—3.0%
90,000		Davide Campari-Milano NV	1,014,253
50,000	[1]	Gvs S.P.A.	1,000,783
160,000	[1]	Mediobanca Spa	1,663,858
80,000	[1]	Nexi SpA	1,436,871
		TOTAL	5,115,765
		Japan—16.0%
17,400		Daifuku Co.	1,661,588
4,600		Disco Corp.	1,441,175
17,800		Horiba Ltd.	1,070,228
1,720		Japan Hotel REIT Investment Corp.	1,083,930
18,000		Jin Co. Ltd.	1,247,137
42,200		Kanamoto Co. Ltd.	941,718
18,000		Kikkoman Corp.	1,186,955
12,600		Kusuri No Aoki Holdings Co. Ltd.	986,295
36,000		Nabtesco Corp.	1,541,692
12,500		Nidec Corp.	1,602,709
73,000		Nippon Sanso Holdings Corp.	1,383,847

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
16,500		Nippon Shinyaku Co. Ltd.	$1,119,072
80,000		Nippon Zeon Co.	1,181,149
12,500		Nissin Foods Holdings Co. Ltd.	943,917
8,000		Nitori Holdings Co., Ltd.	1,491,514
75,000		Pan Pacific International Holdings Corp.	1,769,014
38,000	[1]	Park 24 Co. Ltd.	828,182
9,000		Rohm Co. Ltd.	893,248
25,000		Roland Corp.	824,312
25,000		Shoei Co. Ltd.	946,796
10,000		Technopro Holdings, Inc.	733,198
34,800		THK Co. Ltd.	1,142,707
20,000		Yamaha Corp.	1,125,022
		TOTAL	27,145,405
		Luxembourg—0.9%
17,000	[1]	Eurofins Scientific SE	1,510,918
		Mexico—0.8%
140,000	[1]	Grupo Aeroportuario del Pacifico SA, Class B	1,415,257
		Netherlands—3.6%
7,000	[1]	Argenx SE, ADR	2,314,760
15,000		Euronext NV	1,614,025
5,000		IMCD Group NV	613,925
23,000		NN Group NV	1,059,763
14,700	[1]	UniQure N.V.	539,490
		TOTAL	6,141,963
		New Zealand—0.9%
16,000	[1]	Xero Ltd.	1,460,842
		Norway—1.3%
28,600	[1]	Schibsted A/S	1,158,240
25,000		Tomra Systems ASA	1,070,258
		TOTAL	2,228,498
		Poland—3.0%
70,000	[1]	Allegro	1,201,079
33,000	[1]	Dino Polska SA	2,164,526
33,334	[1]	InPost S.A.	730,218
115,000	[1]	Powszechny Zaklad Ubezpieczen SA	897,061
		TOTAL	4,992,884
		Russia—0.6%
31,000		HeadHunter Group PLC, ADR	1,078,490
		Singapore—0.5%
108,000		Singapore Exchange Ltd.	805,038
		Spain—2.4%
22,000		Cellnex Telecom S.A.	1,195,635
62,000		Cia de Distribucion Integral Logista Holdings SA	1,196,051
80,000		EDP Renovaveis SA	1,744,433
		TOTAL	4,136,119
		Sweden—4.2%
62,500	[1]	Cint Group AB	629,152
32,000		Evolution Gaming Group AB	3,983,761
65,000	[1]	Nordnet AB publ	1,170,526

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
30,000	[1]	Thule Group AB/The	$1,254,027
		TOTAL	7,037,466
		Switzerland—4.3%
44,000		Coca-Cola HBC AG	1,371,839
20,882		Julius Baer Gruppe AG	1,280,598
3,998		Lonza Group AG	2,518,873
5,055		Tecan AG	2,121,073
		TOTAL	7,292,383
		Taiwan—1.0%
7,000	[1]	Sea Ltd., ADR	1,649,830
		Thailand—0.4%
400,000		Central Pattana PCL, GDR	680,433
		United Arab Emirates—0.9%
300,000	[1]	Network International Holdings Ltd.	1,547,547
		United Kingdom—14.8%
45,000		Anglo American PLC	1,731,429
38,000		Ashtead Group PLC	2,053,602
150,000		B&M European Value Retail SA	1,141,684
10,000		Croda International PLC	859,178
33,000		Dechra Pharmaceutical PLC	1,577,010
247,059	[1]	Dr. Martens Plc	1,698,301
35,000	[1]	Farfetch Ltd.	2,305,800
23,000		Fevertree Drinks PLC	729,426
140,000	[1]	Howden Joinery Group PLC	1,354,620
90,000		IMI PLC	1,640,728
50,000		Intermediate Capital Group PLC	1,205,490
100,000		Manchester United PLC- CL A	1,887,000
550,000	[1]	Melrose Industries PLC	1,270,765
123,450	[1]	PageGroup PLC	821,858
135,000	[1]	Rightmove PLC	1,062,490
225,000	[1]	S4 Capital PLC	1,390,212
85,000		St. James's Place Capital PLC	1,389,961
63,000	[1]	Unite Group PLC	852,094
		TOTAL	24,971,648
		United States—1.3%
12,000		Ferguson PLC	1,405,975
19,000	[1]	Mimecast Ltd.	814,720
		TOTAL	2,220,695
		TOTAL COMMON STOCKS (IDENTIFIED COST $110,078,273)	165,848,430
		INVESTMENT COMPANIES—1.7%
94,050		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	94,050
2,789,390		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[3]	2,790,226
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,883,415)	2,884,276
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $112,961,688)	168,732,706
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	438,980
		TOTAL NET ASSETS—100%	$169,171,686

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 28, 2021, were as follows:
UniQure N.V.
Health Care
Value as of 11/30/2020	$706,776
Purchases at Cost	—
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	(167,286)
Net Realized Gain/(Loss)	—
Value as of 2/28/2021	$539,490
Shares Held as of 2/28/2021	14,700
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holdings during the period ended February 28, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2020	$698,686	$ 5,683,680	$6,382,366
Purchases at Cost	2,200,270	11,508,828	13,709,098
Proceeds from Sales	(2,804,906)	(14,401,533)	(17,206,439)
Change in Unrealized Appreciation/Depreciation	N/A	(22)	(22)
Net Realized Gain/(Loss)	N/A	(727)	(727)
Value as of 2/28/2021	$94,050	$ 2,790,226	$ 2,884,276
Shares Held as of 2/28/2021	94,050	2,789,390	2,883,440
Dividend Income	$14	$1,239	$1,253
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities Loaned	Collateral Received
$88,242	$94,050

7-day net yield.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$814,720	$—	$—	$814,720
International	39,179,977	125,853,733	—	165,033,710
Investment Companies	2,884,276	—	—	2,884,276
TOTAL SECURITIES	$42,878,973	$125,853,733	$—	$168,732,706
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust